Fair Value of Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2016
FAIR VALUE OF FINANCIAL INSTRUMENTS [abstract]
Fair value of financial instruments

	June 30, 2016		December 31, 2015
	Book Value	Fair Value	Book Value	Fair Value
Cash and cash equivalents	$140,529	$140,529	$163,412	$163,412
Restricted cash	$2,671	$2,671	$13,480	$13,480
Investments in available-for-sale-securities	$5,303	$5,303	$5,173	$5,173
Loan receivable from affiliate companies	$21,827	$21,827	$16,474	$16,474
Capital lease obligations, including current portion	$(18,555)	$(18,555)	$(20,649)	$(20,649
Senior and ship mortgage notes, net	$(1,352,860)	$(692,238)	$(1,350,941)	$(735,002
Long-term debt, including current portion	$(276,036)	$(279,476)	$(230,367)	$(233,526
Long term payable to affiliate companies	$(6,430)	$(6,430)	$—	$—

Fair value measurements on a recurring basis
	Fair Value Measurements as of June 30, 2016
Assets	Total	Quoted Prices in Active Markets for Identical Assets (Level I)	Significant Other Observable Inputs (Level II)	Significant Unobservable Inputs (Level III)
Investments in available-for-sale securities	$5,303	$5,303	$—	$—
Total	$5,303	$5,303	$—	$—
	Fair Value Measurements as of December 31, 2015
Assets	Total	Quoted Prices in Active Markets for Identical Assets (Level I)	Significant Other Observable Inputs (Level II)	Significant Unobservable Inputs (Level III)
Investments in available-for-sale securities	$5,173	$5,173	$—	$—
Total	$5,173	$5,173	$—	$—

Fair value measurements on a nonrecurring basis

	Fair Value Measurements at June 30, 2016
	Total	(Level I)	(Level II)	(Level III)
Cash and cash equivalents	$140,529	$140,529	$—	$—
Restricted cash	$2,671	$2,671	$—	$—
Loan receivable from affiliate companies(2)	$21,827	$—	$21,827	$—
Capital lease obligations, including current portion(1)	$(18,555)	$—	$(18,555)	$—
Senior and ship mortgage notes	$(692,238)	$(692,238)	$—	$—
Long-term debt, including current portion(1)	$(279,476)	$—	$(279,476)	$—
Long term payable to affiliate companies (2)	$(6,430)	$—	$(6,430)	$—

	Fair Value Measurements at December 31, 2015
	Total	(Level I)	(Level II)	(Level III)
Cash and cash equivalents	$163,412	$163,412	$—	$—
Restricted cash	$13,480	$13,480	$—	$—
Loan receivable from affiliate companies(2)	$16,474	$—	$16,474	$—
Capital lease obligations, including current portion(1)	$(20,649)	$—	$(20,649)	$—
Senior and ship mortgage notes	$(735,002)	$(735,002)	$—	$—
Long-term debt, including current portion(1)	$(233,526)	$—	$(233,526)	$—

(1	)The fair value of the Company's long-term debt is estimated based on currently available debt with similar contract terms, interest rates and remaining maturities, published quoted market prices as well as taking into account the Company's creditworthiness.
(2	)The fair value of the Company's loan receivable from affiliate companies and long-term payable to affiliate companies is estimated based on currently available debt with similar contract terms, interest rate and remaining maturities as well as taking into account the counterparty's creditworthiness.